Other income and expenses	6 Months Ended
Jun. 30, 2020
Other income and expenses
Other income and expenses

6 Other income and expenses

6.1Other operating income

	For the three months ended June 30		For the six months ended June 30
in EUR k	2019	2020	2019	2020
Government grants	503	703	1,470	1,405
Income from the reversal of provisions	—	—	89	—
Others	87	98	129	341
Total other operating income	590	801	1,688	1,746

Government grants contain performance-based grants to subsidize research, development and innovation in the state of Mecklenburg-Western Pomerania from funds granted by the European Regional Development Fund. Furthermore, government grants contain the release of deferred income from investment related grants.

6.2Other operating expenses

	For the three months ended June 30		For the six months ended June 30
in EUR k	2019	2020	2019	2020
Currency losses	—	37	2	37
Expected credit loss allowances on trade receivables	122	500	462	1,674
Others	—	—	—	101
Total other operating expenses	122	537	464	1,812

Considering the impact of the COVID-19 pandemic on the global economy and the unforeseeable potential magnitude of the ultimate disruptions to different businesses, the Group has taken such new developments into consideration when assessing its credit risk, in particular regarding the MENA region for the diagnostic segment as it represents the majority of that segment's revenue. Such assessment resulted in the recognition of additional credit losses of EUR 500k and EUR 1,674k, respectively, for the three and six months ended June 30, 2020 (for the three and six months ended June 30, 2019: EUR 122k  and EUR 462k, respectively,). See also note 8.

During the six months ended June 30, 2020, the Group disposed of its entire 51% interest in LPC GmbH (“LPC”) to the minority shareholders for a consideration of EUR 213k, of which EUR 200k is to be paid over a period of four years (and included in other assets, see note 8). The related non-controlling interest of EUR 268k (accumulated share of loss) was debited to profit or loss, and the sale resulted in a loss of EUR 101k.